Risk Management - Summary of Roll-Forward Schedule of Cumulative Foreign Exchange Losses Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	$ 81,502	$ 77,550
Balance at the end of the period	73,175	81,502
Cash flow hedge highly probable future exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	(9,573)	(11,297)
Recognized in shareholders' equity	(5,907)	(358)
Balance at the end of the period	(13,292)	(9,573)
Cash flow hedge highly probable future exports [member] | Occurred exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income	2,188	(2,080)
Cash flow hedge highly probable future exports [member] | Exports no longer expected or not occurred [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income		(2)
Before Tax [member] | Cash flow hedge highly probable future exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	(14,508)	(17,119)
Recognized in shareholders' equity	(8,950)	(543)
Balance at the end of the period	(20,143)	(14,508)
Before Tax [member] | Cash flow hedge highly probable future exports [member] | Occurred exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income	3,315	(3,151)
Before Tax [member] | Cash flow hedge highly probable future exports [member] | Exports no longer expected or not occurred [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income		(3)
Tax Effect [member] | Cash flow hedge highly probable future exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	4,935	5,822
Recognized in shareholders' equity	3,043	185
Balance at the end of the period	6,851	4,935
Tax Effect [member] | Cash flow hedge highly probable future exports [member] | Occurred exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income	$ (1,127)	1,071
Tax Effect [member] | Cash flow hedge highly probable future exports [member] | Exports no longer expected or not occurred [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income		$ 1